UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2017 – June 30, 2017

STEINBERG SELECT FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2017

Shares	Security Description	Value
Common Stock - 89.6%
Consumer Discretionary - 24.1%
26,180	AMC Entertainment Holdings, Inc.	$595,595
26,810	Aramark	1,098,674
2,495	Charter Communications, Inc., Class A (a)	840,441
57,397	Liberty Global PLC LiLAC, Class C (a)	1,228,870
45,215	Liberty Global PLC, Class C (a)	1,409,803
27,280	LKQ Corp. (a)	898,876
19,420	ServiceMaster Global Holdings, Inc. (a)	761,070
4,580	The Madison Square Garden Co., Class A (a)	901,802
9,545	Visteon Corp. (a)	974,162
		8,709,293

Energy - 13.2%
41,780	Golar LNG Partners LP	838,525
138,918	Golar LNG, Ltd.	3,090,925
101,320	Navigator Holdings, Ltd. (a)	840,956
		4,770,406
Financial - 7.8%
14,138	Arch Capital Group, Ltd. (a)	1,318,934
385	Markel Corp. (a)	375,706
7,620	Willis Towers Watson PLC	1,108,405
		2,803,045
Health Care - 23.7%
17,735	Abbott Laboratories	862,098
5,999	Allergan PLC	1,458,297
43,320	Brookdale Senior Living, Inc. (a)	637,237
57,330	Capital Senior Living Corp. (a)	871,989
10,955	Laboratory Corp. of America Holdings (a)	1,688,604
17,754	Quintiles IMS Holdings, Inc. (a)	1,588,983
8,205	Thermo Fisher Scientific, Inc.	1,431,527
		8,538,735
Industrials - 9.3%
41,805	AECOM (a)	1,351,556
5,860	FedEx Corp.	1,273,554
7,585	Republic Services, Inc.	483,392
3,570	XPO Logistics, Inc. (a)	230,729
		3,339,231
Information Technology - 11.5%
465	Alphabet, Inc., Class C (a)	422,560
101,265	Flex, Ltd. (a)	1,651,632
28,055	ViaSat, Inc. (a)	1,857,241
11,420	XO Group, Inc. (a)	201,220
		4,132,653
Total Common Stock (Cost $27,606,359)		32,293,363
Total Investments - 89.6% (Cost $27,606,359)*	$32,293,363
Other Assets & Liabilities, Net – 10.4%	3,749,209
Net Assets – 100.0%	$36,042,572

LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,708,790
Gross Unrealized Depreciation	(1,021,786)
Net Unrealized Appreciation	$4,687,004

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017.
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$32,293,363
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$32,293,363

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	July 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	July 18, 2017

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	July 18, 2017